Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Trade payables	$ 127	$ 152
Other tax and social security payable	47	37
Other payables	135	173
Deferred purchase consideration	13	0
Accruals	389	335
Trade and other current payables	711	697	[1]
Non-current
Other payables	6	4
Deferred purchase consideration	0	12
Contingent purchase consideration	69	65
Trade and other non current payables	$ 75	$ 81	[1]

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).